Warrant liability (Tables)	6 Months Ended
Feb. 28, 2022
Warrant Liability
Schedule of measured warrants

The following tables reflect the continuity of the Company’s liability measured warrants for the six months ended February 28, 2022, and 2021:

Amount
$

Balance at August 31, 2021	4,868,703
Change in fair value	(3,940,303)
Foreign exchange	(69,213)
Balance, February 28, 2022	859,187

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	154,265
Exercised	(109,003)
Change in fair value	165,013
Foreign exchange	281,619
Balance, February 28, 2021	14,627,215

Schedule of outstanding warrants

The following tables reflects the continuity of the Company’s outstanding liability warrants for the six months ended February 28, 2022, and 2021:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2021	1,452,843	8.96
Outstanding as of February 28, 2022	1,452,843	8.96

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	38,666	7.50
Exercised	(37,991)	8.72
Expired	(430)	153.81
Outstanding as of February 28, 2021	2,405,614	9.56

Schedule of warrants issued and outstanding

The following table reflects the liability measured warrants issued and outstanding as of February 28, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
March 13, 2022	123,159	10.50	0.04
December 20, 2022	29,066	27.00	0.81
March 20, 2023	27,777	13.50	1.05
March 30, 2023	46,909	13.50	1.08
March 31, 2023	17,222	13.50	1.08
May 27, 2023	130,304	13.50	1.24
July 8, 2024	445,982	7.50	2.36
July 25, 2024	401,624	7.50	2.41
August 8, 2024	230,800	7.50	2.44
	1,452,843	$8.96	1.98
The following table reflects the equity measured warrants issued and outstanding as of February 28, 2022:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	0.73
January 8, 2024	1,868,787	15.00	1.86
January 22, 2024	522,898	15.00	1.90
February 24, 2024	1,058,227	15.00	1.99
August 19, 2024	49,999	15.00	2.47
September 15, 2024	11,666	15.00	2.55
	3,736,296	$15.00	1.84